Risks and Concentration	12 Months Ended
Dec. 31, 2025
Risks and Concentration [Abstract]
Risks and Concentration
4.	Risks and Concentration

Credit and concentration risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents. As of December 31, 2025, substantially all of the Group’s cash and cash equivalents were deposited in financial institutions located in the United States, Singapore, and Hong Kong, which management believes are of high credit quality.